Sales Concentration	12 Months Ended
Jul. 31, 2017
Risks and Uncertainties [Abstract]
Sales Concentration

10. Sales Concentration

Net product sales were $1,831,000 and $1,289,000 for the years ended July 31, 2017 and 2016, respectively. For the year ended July 31, 2017, two individual customers accounted for 33% and 19%, of our net product sales, respectively. No other individual customer accounted for 10% or more of our net product sales. The geographic breakdown of net product sales for the year ended July 31, 2017 was as follows: 100% U.S. For the year ended July 31, 2016, one customer accounted for 37% of our net product sales. No other individual customer accounted for 10% or more of our net product sales. The geographic breakdown of net product sales for the year ended July 31, 2016 was as follows: 100% U.S.